Document And Entity Information	Sep. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2025
Entity Registrant Name	Firefly Aerospace Inc.
Entity Central Index Key	0001860160
Entity Emerging Growth Company	true
Entity File Number	001-42789
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-5194980
Entity Address, Address Line One	1320 Arrow Point Drive, #109
Entity Address, City or Town	Cedar Park
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78613
City Area Code	512
Local Phone Number	893-5570
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	FLY
Security Exchange Name	NASDAQ